PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
11.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2017	2018

Building	$32,002	$-
Computer equipment and application software	17,733	8,309
Furniture and vehicles	295	540
Leasehold improvements	765	1,053

	$50,795	$9,902
Less: Accumulated depreciation	$(21,196)	$(8,347)
Less: Accumulated impairment loss	(90)	-

	$29,509	$1,555

Depreciation expense from continuing operations was $2,593, $
1,968
and $968
for the years ended December 31, 2016, 2017 and 2018. Depreciation expense from discontinued operation was
$
85
, $
6
and $nil, for the years ended December 31, 2016, 2017 and 2018, respectively.

In May 2018, the Company sold its building located in Shanghai, China to a third party for a total consideration of
 $60,388
 and recorded $
25,928
gain on disposal of property and equipment for the year ended December 31, 2018.

No impairment loss was recorded for the years ended December 31, 2016, 2017 and 2018, respectively.